Form N-1A Cover	Nov. 06, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 06, 2025
Prospectus Date	Dec. 19, 2024